James Alpha Funds Trust

FUND	Class A	Class C	Class I	Class R6
James Alpha Global Real Estate Investments Fund	JAREX	JACRX	JARIX	JARSX

(the “Fund”)

Supplement dated July 8, 2021 to the Prospectus, Summary Prospectuses, and
Statement of Additional Information of the Fund, each dated March 22, 2021

This Supplement updates and supersedes any contrary information contained in the Prospectus, Summary Prospectuses, and Statement of Additional Information.

Effective on or about July 30, 2021, the name of the Fund will change as set forth below.

Current Fund Name	New Fund Name
James Alpha Global Real Estate Investments Fund	Easterly Global Real Estate Fund

***

You should read this Supplement in conjunction with the Prospectus, Summary Prospectuses, and Statement of Additional Information, each dated March 22, 2021. Please retain this Supplement for future reference.